Commitments and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 10,812	¥ 10,962
Guarantees, maximum amount of undiscounted payments in case of borrower's default	¥ 2,078
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	15 years
Affiliates and other companies with lease obligations and bank loans | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and other companies with lease obligations and bank loans | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	5 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 76,229
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 249,909